Taxation - Movement in deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ (3,045)	£ (3,122)
Exchange adjustments	(206)	(23)
(Charge)/credit to income statement	(62)	114
Charge to statement of comprehensive income	(68)	(14)
Ending balance	(3,381)	(3,045)
Accelerated capital allowances
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(66)	(45)
Exchange adjustments	(6)	(6)
(Charge)/credit to income statement	(18)	(15)
Ending balance	(90)	(66)
Intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(3,438)	(3,451)
Exchange adjustments	(233)	(18)
(Charge)/credit to income statement	(78)	31
Reclassification and other movements	108
Ending balance	(3,641)	(3,438)
Pensions & other post-employment benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	50	82
Exchange adjustments	3	(8)
(Charge)/credit to income statement	1	(12)
Charge to statement of comprehensive income	(24)	(12)
Ending balance	30	50
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	9	26
Exchange adjustments	1
(Charge)/credit to income statement	4	(17)
Ending balance	14	9
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	400	266
Exchange adjustments	29	9
(Charge)/credit to income statement	29	127
Charge to statement of comprehensive income	(44)	(2)
Reclassification and other movements	(108)
Ending balance	306	400
Intra-Group profits arising on inter-company inventory which are eliminated within the consolidated accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	117
Ending balance	£ 135	£ 117